SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	May 31, 2021	Dec. 31, 2020
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.0001	$ 0.00001
Ordinary shares, shares authorized	80,000,000,000			80,000,000,000
Ordinary shares, shares issued	3,255,971,250			3,243,644,440
Ordinary shares, shares outstanding	3,120,746,090			3,108,425,680
Treasury shares, shares	30,974,040			30,967,640
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	80,000,000,000			80,000,000,000
Ordinary shares, shares issued	3,255,971,250			3,243,644,440
Ordinary shares, shares outstanding	3,120,746,090			3,108,425,680
Treasury shares, shares	30,974,040			30,967,640